Share Capital (Details) - Schedule of nonvested stock options granted - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Schedule Of Nonvested Stock Options Granted Abstract
Number of Options Nonvested beginning	1,000,000
Weighted Average Exercise Price Nonvested beginning	$ 2.5
Number of Options Granted	4,850,000	1,000,000
Weighted Average Exercise Price Granted	$ 0.29
Number of Options Vested	(50,000)
Weighted Average Exercise Price Vested	$ (0.4)
Number of Options Nonvested ending	5,800,000	1,000,000
Weighted Average Exercise Price Nonvested ending	$ 0.67	$ 2.5